Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Accounts receivable	3,860,092	1,424,773
Less: allowance for credit loss	-	(13,457)
Accounts receivable, net	3,860,092	1,411,316

The movement of allowance for credit losses are as follows:

	As of March 31,
	2026	2025	2024
	USD	USD	USD
Balance at beginning of the year	13,457	17,153	10,163
(Reversal) addition during the year	(13,457)	(3,696)	6,990
Balance at end of the year	-	13,457	17,153